Parent Only Financial Information (Details) - Schedule of Condensed Balance Sheets - Parent Company [Member] - Reportable Legal Entities [Member] - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	¥ 2,319,427	¥ 29,472,174
Short-term investments		372,375,701
Amounts due from subsidiaries	51,198,256	298,205,305
Prepaid expenses and other current assets	3,665,297	3,656,415
Total current assets	57,182,980	703,709,595
Non-current assets
Intangible assets, net	51,054,462	53,685,458
Total non-current assets	51,054,462	53,685,458
Total assets	108,237,442	757,395,053
Current liabilities
Derivative financial liabilities		269,251,436
Other current liabilities	20,532,039	6,129,649
Total current liabilities	20,532,039	275,381,085
Non-current liabilities
Derivative financial liabilities - non-current		19,083,004
Amount due to related parties	94,199,910
Convertible notes, at fair value	420,712,380	354,080,264
Total non-current liabilities	514,912,290	373,163,268
Total liabilities	535,444,329	648,544,353
Shareholders’ equity (deficit)
Ordinary shares	9,733	8,616
Additional paid-in capital	1,807,715,296	1,472,014,651
Accumulated losses	(2,256,423,775)	(1,380,173,392)
Accumulated other comprehensive income	21,491,865	17,000,825
Total shareholders’ (deficit) equity	(427,206,881)	108,850,700
Total liabilities and shareholders’ (deficit) equity	¥ 108,237,442	¥ 757,395,053